FINANCIAL RISK MANAGEMENT, Credit Risk, Trade and Other Receivables (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Trade and other receivables [abstract]
Current trade receivables	$ 2,033,540		$ 1,246,142
Non-current trade receivables	3,055		8,122
Allowance for doubtful accounts	0	[1]	(19,703)	[1]	$ (1,389)
Revenues	12,246,664		7,402,172		4,226,569
Trade receivables	2,036,595		1,234,561
Natural Gas Transportation [Member] | MetroGas [Member]
Trade and other receivables [abstract]
Revenues	1,188,059		597,041		268,626
Trade receivables	209,426		70,319
Natural Gas Transportation [Member] | Camuzzi Gas Pampeana S.A. [Member]
Trade and other receivables [abstract]
Revenues	873,176		358,756		154,209
Trade receivables	153,163		51,908
Natural Gas Transportation [Member] | Gas Natural BAN S.A. ("BAN") [Member]
Trade and other receivables [abstract]
Revenues	627,356		268,043		110,259
Trade receivables	116,946		38,635
Natural Gas Transportation [Member] | CAMMESA [Member]
Trade and other receivables [abstract]
Revenues	545,023		335,751		0
Trade receivables	157,252		16,920
Natural Gas Transportation [Member] | Pampa Energia [Member]
Trade and other receivables [abstract]
Revenues	28,643		27,353		27,681
Trade receivables	882		5,943
Natural Gas Transportation [Member] | Camuzzi Gas del Sur S.A. [Member]
Trade and other receivables [abstract]
Revenues	192,200		58,056		36,614
Trade receivables	31,372		50,001
Liquids Production and Commercialization [Member] | Polisur [Member]
Trade and other receivables [abstract]
Revenues	2,226,179		1,949,460		1,298,152
Trade receivables	352,632		223,938
Liquids Production and Commercialization [Member] | Petredec [Member]
Trade and other receivables [abstract]
Revenues	910,633		0		254,061
Trade receivables	293,890		0
Liquids Production and Commercialization [Member] | Petroleo Brasileiro [Member]
Trade and other receivables [abstract]
Revenues	62,254		513,912		95,618
Trade receivables	0		57,335
Liquids Production and Commercialization [Member] | Petrobras Global [Member]
Trade and other receivables [abstract]
Revenues	0		0		44,058
Trade receivables	0		0
Liquids Production and Commercialization [Member] | Braskem Netherlands B.V. [Member]
Trade and other receivables [abstract]
Revenues	0		19,706		135,971
Trade receivables	0		0
Liquids Production and Commercialization [Member] | Trafigura Beheer B.V. [Member]
Trade and other receivables [abstract]
Revenues	0		0		159,911
Trade receivables	0		0
Liquids Production and Commercialization [Member] | Geogas Trading S.A. [Member]
Trade and other receivables [abstract]
Revenues	324,540		460,234		112,392
Trade receivables	54,014		125,303
Liquids Production and Commercialization [Member] | Shell Trading (US) Company [Member]
Trade and other receivables [abstract]
Revenues	892,086		0		$ 0
Trade receivables	$ 0		$ 0

[1]	Corresponds to the best estimate made by TGS according to what is mentioned in note 5.b.